Segment information - Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical location
Property, plant and equipment	$ 8,507	$ 10,252	$ 9,402
Decrease in non-current assets due to exclusion of certain financial assets and post-employment benefit assets	1,690
UNITED KINGDOM
Disclosure of geographical location
Property, plant and equipment	2,526	2,847	2,831
IRELAND
Disclosure of geographical location
Property, plant and equipment	1,040	1,323	1,164
SWEDEN
Disclosure of geographical location
Property, plant and equipment	1,472	1,692	1,678
US
Disclosure of geographical location
Property, plant and equipment	2,176	2,856	2,371
Rest of the world
Disclosure of geographical location
Property, plant and equipment	$ 1,293	$ 1,534	$ 1,358